RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for First Eagle Funds that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 2, 2015 (Accession No. 0000930413-15-000001), which is incorporated herein by reference.

EXHIBIT LIST

101. INS XBRL Instance Document

101. SCH XBRL Taxonomy Extension Schema

101. DEF XBRL Taxonomy Extension Definition Linkbase

101. LAB XBRL Taxonomy Extension Label Linkbase

101. PRE XBRL Taxonomy Extension Presentation Linkbase